Acquisition of Natural Plant Extract of California, Inc. (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 16, 2021	Jan. 27, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 21, 2020
Revenue				$ 940,491	$ 19,750	$ 970,717	$ 29,753	$ 27,004	$ 0
Net loss				(2,715,963)	$ (2,748,569)	(5,179,957)	$ (3,896,202)	(4,929,348)	$ (389,597)
Mr. Manolos
Shares issued for business acquisition		266,667
Additional shares issued to related parties		11,383,929
Additional fair value		$ 1,821,429
NPE
Ownership percentage	56.50%
Fair value adjustment	$ 3,684,347
Gain loss on investment	359,391
Non-controlling interest	$ 3,849,293
Revenue				933,125		951,989
Net loss				$ 193,941		$ 211,738
Stock Purchase Agreement
Shares issued for business acquisition			266,667
Stock Purchase Agreement | NPE
Shares issued for business acquisition	266,667
Debt discount			$ 270,886					270,886		$ 270,886
Initial investment			$ 1,714,903					$ 1,714,903		$ 1,714,903
Additional shares issued to related parties	1,436,368
Additional fair value	$ 400,747
Ownership percentage			4.99%					4.99%		4.99%